UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07153

T. Rowe Price Fixed Income Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments

Fixed Income Series, Inc.	September 30, 2010

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par/Shares	Value
CORPORATE BONDS 49.5%		
FINANCIAL INSTITUTIONS 18.7%		
Banking 13.7%		
American Express Centurion Bank, 5.55%, 10/17/12	450	485
American Express Credit, 5.125%, 8/25/14	165	182
ANZ National International, 2.375%, 12/21/12 (1)	580	591
Australia & New Zealand Banking, 2.40%, 1/11/13 (1)	290	295
Banco Bradesco (Cayman Islands), 4.10%, 3/23/15 (1)	360	368
Bank of America, 4.375%, 12/1/10	575	578
Bank of America, 7.375%, 5/15/14	625	718
Bank of Nova Scotia, 2.25%, 1/22/13	370	380
Bank of Nova Scotia, 2.375%, 12/17/13	650	672
Barclays Bank, 2.50%, 1/23/13	1,010	1,032
BB&T, 3.85%, 7/27/12	180	189
BB&T, 5.70%, 4/30/14	860	967
BPCE, 2.375%, 10/4/13 (1)	1,070	1,070
Citigroup, 5.125%, 2/14/11	165	168
Citigroup, 5.50%, 4/11/13	850	914
Citigroup, 5.85%, 7/2/13	325	354
Commonwealth Bank of Australia, 2.75%, 10/15/12 (1)	455	466
Credit Suisse, 3.45%, 7/2/12	325	338
Deutsche Bank London, 5.375%, 10/12/12	835	910
Fifth Third Bancorp, 6.25%, 5/1/13	650	712
Goldman Sachs, 3.625%, 8/1/12	165	172
Goldman Sachs, 5.25%, 10/15/13	1,280	1,391
Goldman Sachs, 6.00%, 5/1/14	100	111
HSBC Bank, 1.625%, 8/12/13 (1)	475	477
HSBC Holdings, 5.25%, 12/12/12	515	553

Intesa Sanpaolo, 3.625%, 8/12/15 (1)	810	815
JPMorgan Chase, 4.65%, 6/1/14	700	766
JPMorgan Chase, VR, 0.958%, 2/26/13	1,175	1,178
KeyCorp, 3.75%, 8/13/15	535	545
Lloyds TSB Bank, 4.375%, 1/12/15 (1)	580	596
Merrill Lynch, 5.45%, 2/5/13	380	407
Merrill Lynch, 6.15%, 4/25/13	240	262
Morgan Stanley, 4.20%, 11/20/14	490	509
Morgan Stanley, 5.625%, 1/9/12	615	647
Morgan Stanley, 6.00%, 5/13/14	290	319
National Australia Bank, 2.35%, 11/16/12 (1)	580	588
Nordea Bank, 1.75%, 10/4/13 (1)	620	619
Nordea Bank, 2.50%, 11/13/12 (1)	305	311
Regions Financial, 5.75%, 6/15/15	375	382
Royal Bank of Scotland, 3.40%, 8/23/13	720	738
Santander U.S. Debt, 2.485%, 1/18/13 (1)	800	796
Santander U.S. Debt, 2.991%, 10/7/13 (1)	300	300
Standard Chartered, 3.85%, 4/27/15 (1)	515	536
Sumitomo Mitsui Banking, 2.15%, 7/22/13 (1)	785	804
U.S. Bancorp, 1.375%, 9/13/13	85	85
U.S. Bancorp, 2.00%, 6/14/13	305	312
U.S. Bank, 6.375%, 8/1/11	795	833
UBS Stamford, 2.25%, 8/12/13	430	434
UBS Stamford, VR, 1.439%, 2/23/12	485	488
Wells Fargo, 5.25%, 10/23/12	380	411
Westpac Banking, 2.10%, 8/2/13	625	634
		28,408
Finance Companies 1.3%		
GATX Corporation, 5.50%, 2/15/12	280	292

INDUSTRIAL 25.3%		
Basic Industry 2.2%		
Anglo American Capital, 2.15%, 9/27/13 (1)	530	534
Arcelormittal, 5.375%, 6/1/13	355	382
Barrick Gold Finance, 6.125%, 9/15/13	635	724
BHP Billiton Finance USA, 5.125%, 3/29/12	195	206
Dow Chemical, 4.85%, 8/15/12	780	825
Praxair, 2.125%, 6/14/13	795	816
Rio Tinto Finance, 5.875%, 7/15/13	472	526
Rio Tinto Finance, 8.95%, 5/1/14	345	426
		4,439
Capital Goods 1.7%		
3M, 4.65%, 12/15/12	500	543
Allied Waste North America, 5.75%, 2/15/11	200	203
CRH America, 5.30%, 10/15/13	190	203
Honeywell International, 4.25%, 3/1/13	260	281
Honeywell International, 6.125%, 11/1/11	175	185
John Deere Capital, 4.95%, 12/17/12	990	1,075
Lockheed Martin, 4.121%, 3/14/13	320	344
Northrop Grumman, 7.125%, 2/15/11	720	737
		3,571
Communications 6.5%		
America Movil, 3.625%, 3/30/15	355	372
American Tower, 4.625%, 4/1/15	420	448
AT&T, 4.95%, 1/15/13	570	620
AT&T, 6.70%, 11/15/13	215	249
British Telecommunications, 5.15%, 1/15/13	500	534
British Telecommunications, VR, 9.375%, 12/15/10	530	539

CBS, 6.625%, 5/15/11	555	574
Cellco Partners/Verizon Wireless, 3.75%, 5/20/11	300	306
Cellco Partners/Verizon Wireless, 7.375%, 11/15/13	635	752
Comcast Cable Communications, 6.75%, 1/30/11	800	815
Cox Communications, 5.45%, 12/15/14	550	622
Crown Castle Towers, 4.523%, 1/15/15 (1)	597	630
DIRECTV Holdings, 4.75%, 10/1/14	1,005	1,096
France Telecom, STEP, 7.75%, 3/1/11	295	305
NBC Universal, 2.10%, 4/1/14 (1)	780	780
Rogers Communications, 6.25%, 6/15/13	585	657
Telecom Italia Capital, 5.25%, 11/15/13	360	387
Telecom Italia Capital, 6.20%, 7/18/11	200	207
Telefonica Emisiones, 5.855%, 2/4/13	360	392
Telefonica Emisiones, 5.984%, 6/20/11	335	347
Thomson Reuters, 5.95%, 7/15/13	240	270
Time Warner Cable, 5.40%, 7/2/12	500	536
Time Warner Cable, 8.25%, 2/14/14	335	399
Travel Channel, 3.55%, 1/15/15 (1)	795	838
Verizon Virginia, 4.625%, 3/15/13	810	870
		13,545
Consumer Cyclical 1.2%		
American Honda Finance, 2.375%, 3/18/13 (1)	415	426
DaimlerChrysler, 7.75%, 1/18/11	940	946
Home Depot, 5.20%, 3/1/11	290	295
PACCAR Financial, 1.95%, 12/17/12	300	306
PACCAR Financial, 2.05%, 6/17/13	150	153
Staples, 7.75%, 4/1/11	100	103
Staples, 9.75%, 1/15/14	230	284
		2,513

Consumer Non-Cyclical 6.9%		
Altria, 8.50%, 11/10/13	670	805
AmerisourceBergen, 5.625%, 9/15/12	880	946
Anheuser-Busch InBev, 3.00%, 10/15/12	665	689
Anheuser-Busch InBev, 7.20%, 1/15/14 (1)	710	828
B.A.T. International Finance, 8.125%, 11/15/13 (1)	810	950
Boston Scientific, 4.25%, 1/12/11	660	677
Boston Scientific, 4.50%, 1/15/15	285	292
Cardinal Health, 5.50%, 6/15/13	480	525
Coca-Cola Bottling, 5.00%, 11/15/12	900	963
Dr. Pepper Snapple Group, 1.70%, 12/21/11	730	736
Dr. Pepper Snapple Group, 2.35%, 12/21/12	205	210
Express Scripts, 5.25%, 6/15/12	865	923
General Mills, 11.973%, 10/15/10	415	417
Kellogg, 4.25%, 3/6/13	710	763
Kraft Foods, 2.625%, 5/8/13	430	444
Kraft Foods, 6.25%, 6/1/12	380	412
Kroger, 6.80%, 4/1/11	335	345
Life Technologies, 3.375%, 3/1/13	515	531
Medco Health Solutions, 2.75%, 9/15/15	340	345
Novartis Capital, 1.90%, 4/24/13	170	174
Novartis Capital, 4.125%, 2/10/14	480	524
Procter & Gamble, 1.375%, 8/1/12	290	294
SABMiller, 6.20%, 7/1/11 (1)	395	409
Teva Pharmaceutical Finance III, 1.50%, 6/15/12	545	551
Watson Pharmaceuticals, 5.00%, 8/15/14	590	645
		14,398
Energy 3.9%		
BP Capital Markets, 3.125%, 3/10/12	550	560

Canadian Natural Resources, 5.15%, 2/1/13	430	465
Canadian Natural Resources, 5.45%, 10/1/12	185	199
Chevron, 3.45%, 3/3/12	550	573
Devon Financing, 6.875%, 9/30/11	690	731
EOG Resources, 6.125%, 10/1/13	595	675
Marathon Oil, 6.50%, 2/15/14	290	333
Nabors Industries, 5.375%, 8/15/12	285	302
Noble Holding International, 3.45%, 8/1/15	105	109
SeaRiver Maritime, Zero Coupon , 9/1/12	610	583
Shell International Finance, 1.875%, 3/25/13	835	854
Smith International, 8.625%, 3/15/14	305	370
Transocean, 5.25%, 3/15/13	670	704
Weatherford International, 5.95%, 6/15/12	185	198
Woodside Finance, 4.50%, 11/10/14 (1)	410	440
XTO Energy, 4.625%, 6/15/13	895	983
		8,079
Technology 1.1%		
Agilent Technologies, 2.50%, 7/15/13	180	183
Cisco Systems, 5.25%, 2/22/11	350	357
Hewlett-Packard, 4.25%, 2/24/12	260	273
Oracle, 5.00%, 1/15/11	625	633
Xerox, 5.50%, 5/15/12	330	352
Xerox, 5.65%, 5/15/13	385	422
		2,220
Transportation 1.8%		
CSX, 5.75%, 3/15/13	380	418
Delta Air Lines, 7.57%, 5/18/12	625	629
ERAC USA Finance, 2.75%, 7/1/13 (1)	245	250

ERAC USA Finance, 5.80%, 10/15/12 (1)	983	1,062
ERAC USA Finance, 8.00%, 1/15/11 (1)	415	423
Southwest Airlines, 6.50%, 3/1/12	955	1,011
		3,793
Total Industrial		52,558
UTILITY 5.5%		
Electric 3.6%		
Alabama Power, 4.85%, 12/15/12	275	297
Allegheny Energy Supply, STEP, 8.25%, 4/15/12 (1)	235	253
Appalachian Power, 5.65%, 8/15/12	500	536
Carolina Power & Light, 6.50%, 7/15/12	345	375
Duke Energy Ohio, 2.10%, 6/15/13	290	298
Enel Finance International, 3.875%, 10/7/14 (1)	785	816
Georgia Power, 1.30%, 9/15/13	525	527
Korea Hydro & Nuclear Power, 3.125%, 9/16/15 (1)	515	516
National Rural Utilities Cooperative Finance Corporation 2.625%, 9/16/12	420	434
NiSource Finance, 6.15%, 3/1/13	275	302
Northeast Utilities, 5.65%, 6/1/13	700	765
Ohio Power, 5.75%, 9/1/13	260	288
PPL Electric Utilities, 7.125%, 11/30/13	450	530
PSEG Power, 2.50%, 4/15/13	505	519
PSEG Power, 6.95%, 6/1/12	285	313
Southern Company, VR, 0.918%, 10/21/11	360	361
Virginia Electric & Power, 5.10%, 11/30/12	345	375
		7,505
Natural Gas 1.6%		
Enterprise Products Operations, 5.90%, 4/15/13	460	506

Florida Gas Transmission, 4.00%, 7/15/15 (1)	180	190
Kinder Morgan, 6.50%, 9/1/12	357	378
Plains All American Pipeline, 4.25%, 9/1/12	875	915
Texas Gas Transmission, 5.50%, 4/1/13 (1)	855	923
Williams Partners, 3.80%, 2/15/15	340	358
		3,270
Other Utility 0.3%		
Veolia Environnement, 5.25%, 6/3/13	625	684
		684
Total Utility		11,459
Total Corporate Bonds (Cost $98,573)		102,950
ASSET-BACKED SECURITIES 11.3%		
Car Loan 5.1%		
Ally Auto Receivables Trust Series 2010-2, Class A3 1.38%, 7/15/14	650	657
Bank of America Auto Trust Series 2010-1A, Class A2 0.75%, 6/15/12 (1)	410	410
Bank of America Auto Trust Series 2010-2, Class A3 1.31%, 7/15/14	265	268
BMW Vehicle Lease Trust Series 2009-1, Class A3 2.91%, 3/15/12	490	494
Carmax Auto Owner Trust Series 2010-2, Class A3 1.41%, 2/16/15	565	572
Carmax Auto Owner Trust Series 2010-2, Class A4 2.04%, 10/15/15	545	556

Chrysler Financial Lease Trust Series 2010-A, Class A2 1.78%, 6/15/11 (1)	390	391
CitiFinancial Auto Issuance Trust Series 2009-1, Class A3 2.59%, 10/15/13 (1)	567	578
CitiFinancial Auto Issuance Trust Series 2009-1, Class A4 3.15%, 8/15/16 (1)	105	109
DaimlerChrysler Auto Trust Series 2008-A, Class A3A 3.70%, 6/8/12	120	120
Ford Credit Auto Owner Trust Series 2009-D, Class A4 2.98%, 8/15/14	485	508
Ford Credit Auto Owner Trust Series 2009-E, Class A3 1.51%, 1/15/14	780	784
Ford Credit Auto Owner Trust Series 2009-E, Class A4 2.42%, 11/15/14	714	741
Ford Credit Auto Owner Trust Series 2010-B, Class A3 0.98%, 10/15/14	350	352
Ford Credit Floorplan Master Owner Trust Series 2010-5, Class A1 1.50%, 9/15/15	195	195
GS Auto Loan Trust Series 2007-1, Class A4 5.48%, 12/15/14	820	839
Honda Auto Receivables Owner Trust Series 2009-2, Class A4 4.43%, 7/15/15	575	611
Honda Auto Receivables Owner Trust Series 2010-2, Class A3 1.34%, 3/18/14	445	450
Hyundai Auto Receivables Trust Series 2009-A, Class A4 3.15%, 3/15/16	575	604

Nissan Auto Lease Trust Series 2009-A, Class A3 2.92%, 12/15/11	274	277
Toyota Auto Receivables Owner Trust Series 2010-B, Class A4 1.47%, 1/17/17	260	262
USAA Auto Owner Trust Series 2008-1, Class A3 4.16%, 4/16/12	13	13
Volkswagen Auto Lease Trust Series 2009-A, Class A3 3.41%, 4/16/12	610	620
Volkswagen Auto Loan Enhanced Trust Series 2010-1, Class A2 0.66%, 5/21/12	270	270
		10,681
Credit Card 4.6%		
American Express Credit Account Master Trust Series 2006-2, Class A 5.35%, 1/15/14	250	258
American Express Credit Account Master Trust Series 2009-2, Class A, VR 1.507%, 3/15/17	925	959
Bank of America Credit Card Trust Series 2007-A8, Class A8 5.59%, 11/17/14	500	541
Cabela's Credit Card Master Trust Series 2006-3A, Class A1 5.26%, 10/15/14 (1)	265	276
Cabela's Credit Card Master Trust Series 2010-IA, Class A, VR 1.707%, 1/16/18 (1)	250	259
Capital One Multi-Asset Execution Trust Series 2003-C4, Class C4 6.00%, 8/15/13	485	486
Capital One Multi-Asset Execution Trust Series 2005-A7, Class A7 4.70%, 6/15/15	575	615

Capital One Multi-Asset Execution Trust Series 2006-A6, Class A 5.30%, 2/18/14	500	512
Capital One Multi-Asset Execution Trust Series 2007, Class C2, VR 0.557%, 11/17/14	450	439
Citibank Credit Card Issuance Trust Series 2004-B2, Class B2, VR 0.578%, 10/7/13	900	895
Discover Card Master Trust I Series 2009-A2, Class A, VR 1.557%, 2/17/15	1,060	1,079
Discover Card Master Trust I Series 2010-A1, Class A1, VR 0.907%, 9/15/15	255	257
GE Capital Credit Card Master Note Trust Series 2009-2, Class A 3.69%, 7/15/15	1,541	1,614
MBNA Credit Card Master Note Trust Series 2006-C3, Class C3, VR 0.547%, 10/15/13	290	288
World Finance Network Credit Card Master Trust Series 2009-B, Class A 3.79%, 5/15/16	95	98
World Financial Network Credit Card Master Trust Series 2009-D, Class A 4.66%, 5/15/17	915	977
		9,553
Home Equity 0.2%		
BankBoston Home Equity Loan Trust Series 1998-2, Class A6, VR 6.64%, 12/25/28	128	124
Chase Funding Mortgage Loan Series 2002-4, Class 2A1, VR 0.996%, 10/25/32	39	31
Chase Funding Mortgage Loan Series 2003-3, Class 1A6 3.717%, 10/25/14	161	153

Credit Suisse Mortgage Capital Certificates Series 2007-C4, Class A1, VR 5.54%, 9/15/39	23	23
GMAC Commercial Mortgage Securities Series 2001-C2, Class A2 6.70%, 4/15/34	128	131
Greenwich Capital Commercial Funding Series 2005-GG3, Class A2 4.305%, 8/10/42	353	358
Greenwich Capital Commercial Funding Series 2005-GG3, Class A3 4.569%, 8/10/42	225	235
JPMorgan Chase Commercial Mortgage Securities Series 2006-CB17, Class A1 5.279%, 12/12/43	177	180
JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP9, Class A1 5.17%, 5/15/47	121	122
LB-UBS Commercial Mortgage Trust Series 2003-C7, Class A3, VR 4.559%, 9/15/27	700	703
LB-UBS Commercial Mortgage Trust Series 2003-C8, Class A3 4.83%, 11/15/27	538	551
		2,452
Total Non-U.S. Government Mortgage-Backed Securities (Cost $2,665)		2,703

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 22.7%

U.S. Government Agency Obligations 21.5% (2)

Federal Home Loan Mortgage		
4.00%, 7/1/25	658	687
4.50%, 3/1/23 - 8/1/25	2,758	2,905
5.00%, 10/1/18 - 12/1/23	2,796	2,975
5.50%, 4/1/23	400	430

6.00%, 11/1/11 - 8/1/22	569	616
Federal Home Loan Mortgage, ARM		
2.711%, 7/1/35	46	48
2.863%, 2/1/35	76	80
4.613%, 6/1/38	442	467
4.663%, 6/1/38	300	317
4.716%, 7/1/38	320	339
4.726%, 7/1/38	414	439
5.051%, 11/1/35	65	69
5.062%, 1/1/36	182	187
5.102%, 9/1/35	132	140
5.115%, 5/1/38	293	312
5.221%, 2/1/37	64	68
5.339%, 4/1/37	207	219
5.36%, 5/1/37	125	132
5.385%, 2/1/38	258	275
5.417%, 1/1/36	25	26
5.517%, 10/1/36	287	300
5.899%, 1/1/37	33	35
5.927%, 12/1/36	169	182
5.987%, 11/1/36	93	100
5.998%, 10/1/36	153	165
Federal Home Loan Mortgage, CMO		
4.50%, 2/15/20	111	111
5.50%, 12/15/18 - 7/15/28	582	597
5.75%, 12/15/18	293	303
6.00%, 9/15/13 - 1/15/30	1,025	1,064
6.50%, 8/15/30	17	17
Federal Home Loan Mortgage, CMO, IO 4.50%, 5/15/16 - 4/15/18	85	3

Federal National Mortgage Assn.		
4.00%, 2/1/25 - 8/1/25	6,298	6,577
4.50%, 5/1/19 - 9/1/25	6,308	6,650
5.00%, 11/1/18 - 9/1/24	4,199	4,469
5.50%, 5/1/16 - 12/1/34	5,877	6,347
6.00%, 9/1/21 - 1/1/38	2,560	2,774
Federal National Mortgage Assn., ARM		
2.62%, 7/1/35	37	38
4.715%, 9/1/35	431	455
4.822%, 5/1/38	417	441
4.831%, 4/1/38	261	276
4.844%, 5/1/38	481	510
4.871%, 5/1/38	328	348
4.896%, 1/1/34	78	80
4.912%, 8/1/38	300	319
5.287%, 12/1/35	56	60
5.305%, 12/1/35	52	55
5.427%, 12/1/35	69	74
5.434%, 7/1/36	157	163
5.435%, 9/1/37	151	161
5.443%, 6/1/37	151	159
5.504%, 1/1/37	166	174
5.506%, 12/1/35	20	22
5.751%, 9/1/37	179	190
5.912%, 12/1/36	55	58
5.98%, 9/1/36	59	63
Federal National Mortgage Assn., CMO		
5.00%, 1/25/20	168	171
5.50%, 11/25/13 - 5/25/14	367	382

U.S. Treasury Notes, 4.50%, 4/30/12	1,550	1,652
		4,173
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $12,981)		13,163
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 2.4%		
Government Guaranteed 0.9%		
Canada Housing Trust, 4.00%, 6/15/12 (CAD)	1,935	1,958
		1,958
Owned No Guarantee 1.0%		
Abu Dhabi National Energy, 5.62%, 10/25/12 (1)	835	879
Electricite de France, 5.50%, 1/26/14 (1)	775	873
Mubadala Development, 5.75%, 5/6/14 (1)	350	384
		2,136
Treasuries 0.5%		
United Mexican States, 9.00%, 12/22/11 (MXN)	11,500	963
		963
Total Foreign Government Obligations & Municipalities (Cost $4,860)		5,057
MUNICIPAL SECURITIES 0.2%		
Pennsylvania 0.2%		
Pennsylvania, 5.00%, 1/1/18 (Prerefunded 1/1/13) (3)(4)	355	390
Total Municipal Securities (Cost $377)		390
PRIVATE INVESTMENT COMPANIES 0.6%		
T. Rowe Price Term Asset-Backed Opportunity Fund (5)	105	1,339
Total Private Investment Companies (Cost $1,080)		1,339

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2010. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 9/30/10	Value 12/31/09
T. Rowe Price Term Asset-Backed Opportunity Fund	$ 399**	$ -	$ 102	$ 1,339	$ 694
T. Rowe Price Reserve Investment Fund, 0.29%	¤	¤	$ 27	$ 13,465	$ 18,149
Totals			$ 129	$ 14,804	$ 18,843

¤ Purchase and sale information not shown for cash management funds.

** Investment in partnership; cost balances reflect net capital contributed/returned and pro rata share of undistributed partnership earnings.

Other information for the period ended September 30, 2010 related to affiliated companies is as follows:

Investment in securities, at cost	$ 14,545
Dividend income	27
Interest income	102
Investment income	$ 129
Realized gain (loss) on securities	$ -
Capital gain distributions from mutual funds	$ -

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Limited-Term Bond Portfolio
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Fixed Income Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Limited-Term Bond Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income consistent with moderate fluctuations in principal value. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement
On January 1, 2010, the fund adopted new accounting guidance that requires enhanced disclosures about fair value measurements in the financial statements. Adoption of this guidance had no impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Investments in private investment companies are valued at the entity’s net asset value (or equivalent) as of the valuation date. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on September 30, 2010:

Following is a reconciliation of the fund’s Level 3 holdings for the nine months ended September 30, 2010. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2010, totaled $246,000 for the period ended September 30, 2010.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

Forward Currency Exchange Contracts
The fund uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements relative to the U.S. dollar. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment.

Counterparty Risk and Collateral
 The fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with over-the-counter (OTC) derivatives, including swaps and forward currency exchange contracts. Subject to certain minimum exposure requirements (which range from $100,000 to $500,000), collateral generally is determined based on the net aggregate unrealized gain or loss on all OTC derivative contracts with a particular counterparty. Collateral, both pledged by and for the benefit of the fund, is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies. Securities posted as collateral by the fund are so noted in the accompanying Portfolio of Investments and remain in the fund’s net assets.

At any point in time, the fund’s risk of loss from counterparty credit risk on OTC derivatives is the aggregate unrealized gain on appreciated contracts in excess of any collateral pledged by the counterparty for the benefit of the fund. In accordance with standard derivatives agreements, counterparties to OTC derivatives may be able to terminate derivative contracts prior to maturity in the event the fund fails to maintain sufficient asset coverage; its net assets decline by stated percentages; or it otherwise fails to meet the terms of its agreements, which would cause the fund to accelerate payment of any net liability owed to the counterparty under the contract.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

T. Rowe Price Term Asset-Backed Opportunity Fund, L.L.C.
 The fund may invest in the T. Rowe Price Term Asset-Backed Opportunity Fund, L.L.C. (private fund), a private investment company managed by Price Associates that participates in the Term Asset-Backed Securities Loan Facility (TALF) program created and administered by the Federal Reserve Bank of New York (FRBNY). The TALF program provides eligible borrowers with term loans secured by eligible asset-backed securities and/or commercial mortgage-backed securities, which are either owned by the borrower or purchased by the borrower and subsequently pledged as collateral for a TALF loan. TALF loans generally are nonrecourse in nature. The private fund is treated as a partnership for federal income tax purposes. It has a limited life extending five years from final termination of the TALF program, currently scheduled for June 30, 2010, with two possible one-year extensions. Invested capital generally will be returned to investors as underlying securities are liquidated and the TALF loans mature, with the balance paid at maturity of the private fund. Ownership interests in the private fund may not be redeemed, sold, or assigned.

NOTE 5 - FEDERAL INCOME TAXES

At September 30, 2010, the cost of investments for federal income tax purposes was $202,848,000. Net unrealized gain aggregated $7,013,000 at period-end, of which $7,139,000 related to appreciated investments and $126,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE PRIME RESERVE PORTFOLIO

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
ASSET BACKED COMMERCIAL PAPER 6.6%		
Bryant Park Funding, 0.24%, 10/4/10 (2)	513	513
Cafco, 0.43%, 10/13/10 (2)	425	425
Citibank Credit Card Issuance Trust, 0.28%, 10/5/10 (2)	425	425
Fairway Finance, VR, 0.277%, 1/18/11 (2)	250	250
MetLife Short Term Funding, 0.85%, 8/16/11 (2)	261	259
Thames Asset Global Securities, 0.25%, 10/6/10 (2)	250	250
Total Asset Backed Commercial Paper (Cost $2,122)		2,122
CERTIFICATES OF DEPOSIT 13.9% (3)		
Banco Bilibao Vizcaya, VR, 0.347%, 12/13/10	400	400
Barclays Bank, VR, 0.525%, 7/19/11	250	250
DnB NOR Bank, VR, 0.336%, 12/3/10	500	500
HSBC Bank, 0.86%, 7/12/11	250	250
Lloyds TSB Bank, 0.52%, 10/12/10	250	250
National Bank of Canada, 0.79%, 7/11/11	344	344
Nordea Bank Finland, 0.67%, 7/20/11	250	250
Royal Bank of Canada, VR, 0.39%, 8/15/11	250	250
Royal Bank of Scotland, VR, 0.439%, 8/23/11	250	250
Societe Generale, VR, 0.356%, 2/22/11	400	400
Standard Chartered Bank, 0.90%, 11/12/10	650	650
Toronto-Dominion Bank, VR, 0.257%, 3/10/11	400	400
Westpac Banking, VR, 0.44%, 8/29/11	250	250
Total Certificates of Deposit (Cost $4,444)		4,444
FINANCIAL COMPANY COMMERCIAL PAPER 7.4%		
ASB Finance, VR, 0.417%, 4/11/11 (2)	400	400
BNP Paribas Finance, 0.30%, 10/12/10	500	500
Dexia Delaware, 0.48%, 10/20/10	400	400
Lloyds TSB Bank, 0.38%, 10/20/10	430	430

VARIABLE RATE DEMAND NOTES 41.8%

Charlotte, NASCAR, VRDN, 0.27%, 6/1/35	500	500
Charlotte-Mecklenburg Hosp. Auth., VRDN, 0.30%, 1/15/38	440	440
Chicago Board of Ed., VRDN, 0.29%, 3/1/36	390	390
Clarksville Public Building Auth., VRDN, 0.32%, 7/1/31	600	600
Colorado Housing & Fin. Auth., Multi-Family, VRDN 0.25%, 10/1/34	865	865
Georgia, VRDN, 0.27%, 12/1/26	140	140
Gregg County Health Fac. Dev. Corp., Good Shepherd Health VRDN, 0.33%, 10/1/29	840	840
King County, VRDN, 0.28%, 6/1/29	480	480
Las Vegas Valley Water Dist., Water Improvement, GO, VRDN 0.33%, 6/1/36	915	915
Maryland Economic Dev. Corp., Constellation Energy, VRDN 0.32%, 4/1/24	200	200
Michigan Hosp. Fin. Auth., Trinity Health, VRDN 0.27%, 11/1/18	575	575
Minnesota Housing Fin. Agency, Single Family, VRDN 0.28%, 7/1/38	335	335
Mississippi Hosp. Equipment Fac. Auth., North Mississippi Health Services, VRDN, 0.27%, 5/15/30	330	330
Montgomery County, BAN, VRDN, 0.33%, 6/1/26	100	100
Montgomery County Housing Opportunities Commission Single Family, VRDN, 0.28%, 7/1/33	590	590
New Jersey Economic Dev. Auth., School Fac. Construction VRDN, 0.31%, 3/1/24	390	390
New Jersey HFFA, Saint Peter's Univ. Hosp., VRDN 0.36%, 7/1/30	500	500
New Mexico Fin. Auth., VRDN, 0.27%, 12/15/26	200	200
New York City, VRDN, 0.26%, 4/1/36	370	370
New York State Housing Fin. Agency, River Place II (600 West 42nd Street), VRDN, 0.39%, 11/1/41	190	190

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Prime Reserve Portfolio
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Fixed Income Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Prime Reserve Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncement
On January 1, 2010, the fund adopted new accounting guidance that requires enhanced disclosures about fair value measurements in the financial statements. Adoption of this guidance had no impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund values its investments and computes its net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the 1940 Act, securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market. On September 30, 2010, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their values.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2010, the cost of investments for federal income tax purposes was $32,034,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Fixed Income Series, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 19, 2010

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	November 19, 2010